Per Share Data	12 Months Ended
Mar. 31, 2014
Per Share Data

(21) Per Share Data

The following table sets forth the computation of basic and diluted net income (loss) per share as of March 31:

	Yen (Millions) except per share data
	2012	2013	2014
Numerator:
Net income (loss)	¥(2,195)	(3,821)	(35,540)

Denominator:
Basic weighted average shares of common stock outstanding	173,271,717	173,478,054	174,134,457
Dilutive effect of exercise of stock options	—	—	—

Diluted weighted average shares of common stock outstanding	173,271,717	173,478,054	174,134,457

Basic net income (loss) per share	¥(12.67)	(22.03)	(204.10)
Diluted net income (loss) per share	(12.67)	(22.03)	(204.10)

At March 31, 2012, 2013 and 2014, Advantest had outstanding stock options convertible into 4,888,206, 5,704,699 and 7,094,339 shares of common stock, respectively, which were anti-dilutive and excluded from the calculation of diluted net income per share but could potentially dilute net income per share in future periods. The zero coupon convertible bonds issued in March 2014 were excluded from the calculation of diluted net income per share for the fiscal year ended March 31, 2014 because the effect was anti-dilutive due to the loss for the year ended March 31, 2014.